SUBSEQUENT EVENTS (Details) - Major business combination R$ in Millions, $ in Millions	Jan. 21, 2025 BRL (R$)	Jan. 10, 2025 USD ($)	Jan. 10, 2025 BRL (R$)
Rio do Sangue S.A. and Paranatinga Energia S.A.
SUBSEQUENT EVENTS
Business combination consideration	R$ 440.0
Gerdau Summit Acos Fundidos e Forjados S.A.
SUBSEQUENT EVENTS
Percentage of equity interest acquired (as a percent)		100.00%	100.00%
Purchase price paid in cash		$ 32.6	R$ 188.6
Gerdau Summit Acos Fundidos e Forjados S.A. | Sumitomo Corporation
SUBSEQUENT EVENTS
Percentage of equity interest acquired (as a percent)		39.53%	39.53%
Gerdau Summit Acos Fundidos e Forjados S.A. | The Japan Steel Works Ltd.,
SUBSEQUENT EVENTS
Percentage of equity interest acquired (as a percent)		1.74%	1.74%